Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
6. Leases
On August 31, 2018, the Company entered into a sublease agreement for office and lab space located in Cambridge Massachusetts, United States, which was set to expire in October 2020. On June 9, 2020, the Company amended the terms of the sublease, which was set to expire in April 2022. Effective January 1, 2022, the Company amended the terms of the sublease, to extend the term through April 2023. In July 2022, the Company moved its corporate headquarters to its subleased space in this location. Effective January 24, 2023, the Company amended the terms of the sublease, which is now set to expire in April 2024. The annual lease payments are subject to a 5% increase each year. In accordance with the lease agreement, the Company is required to maintain a security deposit of $283, which was recorded in restricted cash as of September 30, 2023 and December 31, 2022. In July 2023, the Company ceased use of the lab space. This resulted in an impairment of the right of use asset of $940, recognized in the third quarter of 2023.
On June 1, 2020, the Company entered into a lease agreement for office space located in Toronto, Ontario, Canada, which is set to expire in June 2025. The annual lease payments are fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5. In accordance with the lease agreement, the Company is required to maintain a security deposit of CAD$27, which was recorded in other long-term assets as of September 30, 2023 and December 31, 2022. In October 2022, the Company entered into a sublease agreement to sublease this space. The term of the sublease agreement commenced on October 1, 2022 and expires on June 29, 2025.

AVROBIO, INC.
NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(in thousands, except share and per share data)

The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive income (loss):

Three Months Ended September 30,
2023
Operating lease costs	$483
Sublease income	(23)

Total lease costs	$460

During the three months ended September 30, 2023 and 2022, the Company made cash payments for operating leases of $706 and $831, respectively. During the nine months ended September 30, 2023 and 2022, the Company made cash payments for operating leases of $2,088 and $2,493, respectively.
As of September 30, 2023, future minimum payments of operating lease liabilities are as follows (in thousands):

September 30, 2023
2023	$706
2024	1,033
2025	69
2026	—
2027	—
Thereafter	—

Total lease payments	$1,808
Less: interest	(82)
Plus: FX gain/loss	26

Present value of lease liabilities	$1,752

As of September 30, 2023, the weighted average remaining lease term was 0.8 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 15.59%. As of September 30, 2022, the weighted average remaining lease term was 1.0 year and the weighted average incremental borrowing rate used to determine the operating lease liability was 10.51%.

6. Leases
On January 12, 2018, the Company entered into a lease agreement for office space located in Cambridge, Massachusetts. The lease agreement was set to expire in January 2023 and was terminated early in September 2022. The annual lease payments were subject to a 3% increase each year. The Company received a tenant incentive allowance of $842 in 2018. In accordance with the lease agreement, the Company was required to maintain a security deposit of $209, which was recorded in restricted cash as of December 31, 2021.
On August 31, 2018, the Company entered into a sublease agreement for lab space located in Cambridge Massachusetts, United States, which was set to expire in October 2020. On June 9, 2020, the Company amended the terms of the sublease, which was set to expire in April 2022. Effective January 1, 2022, the Company amended the terms of the sublease, to extend the term through April 2023. In July 2022, the company moved our corporate headquarters to our subleased space in this location. Effective January 24, 2023, the Company amended the terms of the sublease, which is now set to expire in April 2024. The annual lease payments are subject to a 5% increase each year. In accordance with the lease agreement, the Company is required to maintain a security deposit of $283, which was recorded in restricted cash as of December 31, 2022 and 2021.
On June 1, 2020, the Company entered into a lease agreement for office space located in Toronto, Ontario, Canada, which is set to expire in June 2025. The annual lease payments are fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5. In accordance with the lease agreement, the Company is required to maintain a security deposit of CAD$27, which was recorded in other long-term assets as of December 31, 2022 and 2021. In October 2022, the Company entered into a sublease agreement to sublease this space. The term of the sublease agreement commenced on October 1, 2022 and expires on June 29, 2025.
The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

Year ended December 31, 2022
Operating lease costs	$2,994
Sublease income	(23)

Total lease costs	$2,971

During the year ended December 31, 2022 the Company made cash payments for operating leases of $3,167.
As of December 31, 2022, future minimum payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2022
2023	$1,007
2024	138
2025	69
2026	—
2027	—
Thereafter	—

Total lease payments	$1,214
Less: interest	(53)
Plus: FX gain/loss	26

Present value of lease liabilities	$1,187

As of December 31, 2022, the weighted average remaining lease term was 0.9 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 10.58%.

Future minimum payments required under the leases as of December 31, 2021 presented in accordance with ASC 840, the relevant accounting standard at that time (in thousands):

Year Ending December 31,
2022	$1,297
2023	208
2024	147
2025	73

Total	$1,725

Rent expense during the year ended December 31, 2021 was $2,648.